Commitments and Contingencies - Schedule of Restructuring Liability (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Restructuring Liability [Abstract]
Balance at beginning	$ 240
Amounts paid or otherwise settled during the period	(240)
Balance at ending